UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06094

Exact name of registrant as specified in charter:	The Latin America Equity Fund, Inc.

Address of principal executive offices:	c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. c/o 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code:	866-839-5205

Date of fiscal year end:	December 31

Date of reporting period:	09/30/09

Item 1: Schedule of Investments

The Latin America Equity Fund, Inc.

Schedule of Investments

September 30, 2009 (unaudited)

Description	No. of Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-98.67%
Argentina-0.45%

Energy Equipment & Services-0.45%

Tenaris S.A., ADR
(Cost $610,995)	29,910	$ 1,065,394
Brazil-68.71%

Air Freight & Logistics-0.61%

Log-in Logistica Intermodal S.A.	289,663	1,466,525

Airlines-0.31%

Tam S.A., PN†	56,894	734,487

Beverages-1.82%

Companhia de Bebidas das Americas, ADR	11,200	791,616
Companhia de Bebidas das Americas, ADR, PN	43,220	3,555,277
		4,346,893

Capital Markets-0.04%

Clean Energy Brazil PLC†	477,000	95,361
Clean Energy Brazil PLC, warrants (Strike Price: GBP 100, expires 12/18/11)†	126,750	1,521
		96,882

Commercial Banks-10.04%

Banco Bradesco S.A., PN	388,100	7,678,786
Banco Itaú Holding Financeira S.A., PN	307,303	6,157,781
Itau Unibanco Banco Multiplo S.A., ADR	266,286	5,365,663
Itausa - Investimentos Itau S.A., PN	793,959	4,777,301
		23,979,531

Diversified Financial Services-2.61%

BM&F BOVESPA S.A.	397,563	2,914,331
Bradespar S.A., PN	180,800	3,308,307
		6,222,638

Diversified Telecommunication Services-2.38%

GVT Holding S.A.†	110,409	2,512,957
Tele Norte Leste Participações S.A.	89,423	2,007,701
Telecomunicacões de São Paulo S.A., PN	47,170	1,175,808
		5,696,466

Electric Utilities-2.84%

Centrais Elétricas Brasileiras S.A., PNB	55,067	769,627
Companhia Energética de Minas Gerais, ADR	156,698	2,381,810
EDP - Energias do Brasil S.A.	53,887	883,195
Terna Participações S.A.	123,018	2,744,705
		6,779,337

Food Products-0.45%

Perdigao S.A.†	40,684	1,077,843

Health Care Providers & Services-0.67%

Diagnosticos da America S.A.†	62,122	1,597,682

Independent Power Producers & Energy Traders-0.42%

Tractebel Energia S.A.	85,880	1,006,497

Insurance-1.82%

Amil Participações S.A.	203,593	1,109,614
Sul America S.A.	152,000	3,241,176
		4,350,790

Internet & Catalog Retail-0.70%

B2W Companhia Global do Varejo	60,000	1,677,144

IT Services-0.40%

Redecard S.A.	63,042	964,242

Machinery-0.32%

Weg S.A.	80,844	765,967

Media-1.02%

Net Servicos de Comunicacao S.A., PN†	211,403	2,445,563

Metals & Mining-15.33%

Companhia Vale do Rio Doce, PNA	338,839	6,960,882
Gerdau S.A., PN	370,045	4,932,964
Usinas Siderúrgicas de Minas Gerais S.A.	26,248	667,544
Usinas Siderúrgicas de Minas Gerais S.A., PNA	100,597	2,637,453
Vale S.A., ADR	1,044,342	21,419,455
		36,618,298

Multiline Retail-0.97%

Lojas Americanas S.A., PN	180,063	1,208,775
Lojas Renner S.A.	63,040	1,099,025
		2,307,800

Oil, Gas & Consumable Fuels-17.05%

Petroleo Brasileiro S.A., ADR	1,036,433	40,742,181

Personal Products-0.44%

Natura Cosmeticos S.A.	59,037	1,058,729

Real Estate Management & Development-2.98%

Multiplan Empreendimentos Imobiliarios S.A.	252,012	3,925,310
PDG Realty S.A. Empreendimentos e Participações	388,066	3,201,937
		7,127,247

Road & Rail-0.76%

All America Latina Logistica	237,400	1,820,209

Steel-0.90%

Cia Siderúrgica Nacional, ADR	70,153	2,146,682

Tobacco-1.92%

Souza Cruz S.A.	131,000	4,574,265

Transportation Infrastructure-1.91%

Obrascon Huarte Lain Brasil S.A.	31,500	449,091
Wilson Sons Ltd.	302,000	4,117,411
		4,566,502

Total Brazil
(Cost $81,232,550)		164,170,400
Chile-5.93%

Airlines-0.13%

Lan Airlines S.A.	23,143	300,754

Beverages-0.48%

Viña Concha y Toro S.A.	540,000	1,138,495

Chemicals-0.31%

Sociedad Química y Minera de Chile S.A., PNB	18,800	729,516

Commercial Banks-0.58%

Banco Santander Chile	25,113,969	1,396,742

Diversified Telecommunication Services-0.21%

Empresa Nacional de Telecomunicaciones S.A.	38,693	495,231

Electric Utilities-0.57%

Enersis S.A.	3,780,000	1,374,046

Food & Staples Retailing-0.37%

Cencosud S.A.	321,000	880,329

Independent Power Producers & Energy Traders-1.23%

Colbun S.A.	4,152,645	1,003,443
Empresa Nacional de Electricidad S.A.	1,249,910	1,946,652
		2,950,095

Industrial Conglomerates-0.65%

Antarchile S.A.	18,518	298,536
Empresas Copec S.A.	98,000	1,259,288
		1,557,824

Multiline Retail-0.14%

S.A.C.I. Falabella S.A.	77,000	338,677

Paper & Forest Products-0.44%

Empresas CMPC S.A.	29,857	1,052,755

Water Utilities-0.82%

Inversiones Aguas Metropolitanas S.A., ADR††	84,144	1,957,105

Total Chile
(Cost $8,231,816)		14,171,569
Colombia-4.19%

Commercial Banks-2.32%

Bancolombia S.A., PNA	440,412	4,702,963
Corporacion Financiera Colombiana	70,437	850,020
		5,552,983

Diversified Financial Services-1.73%

Suramericana de Inversiones S.A.	318,317	4,125,201

Metals & Mining-0.14%

Acerias Paz del Rio S.A.†	32,037,433	332,149

Total Colombia
(Cost $6,357,326)		10,010,333
Latin America-0.14%

Venture Capital-0.14%

JPMorgan Latin America Capital Partners L.P.#†‡
(Cost $841,494)	2,428,022*	335,965
Mexico-16.10%

Beverages-2.19%

Fomento Economico Mexicano, S.A. de C.V., ADR	137,701	5,239,523

Food & Staples Retailing-1.11%

Wal-Mart de México, S.A. de C.V., Series V	761,417	2,638,582

Household Durables-0.57%

Urbi, Desarrollos Urbanos, S.A. de C.V.†	675,741	1,368,985

Media-1.59%

Grupo Televisa S.A., ADR	128,200	2,383,238
Megacable Holdings S.A.B. de C.V., CPO†	744,174	1,405,131
		3,788,369

Metals & Mining-1.80%

Grupo Mexico S.A. de C.V., Class B†	2,336,302	4,304,092

Retail-1.83%

Organización Soriana S.A.B. de C.V.†	1,760,000	4,357,939

Transportation Infrastructure-0.45%

Grupo Aeroportuario del Pacifico S.A. de C.V., ADR	38,121	1,074,631

Wireless Telecommunication Services-6.56%

América Móvil S.A.B. de C.V., Series L	6,008,655	13,147,311
América Móvil S.A.B. de C.V., Series L, ADR	57,795	2,533,155
		15,680,466

Total Mexico
(Cost $30,179,810)		38,452,587
Panama-0.47%

Airlines-0.47%

Copa Holdings S.A., Class A
(Cost $640,243)	25,438	1,131,737
Peru-1.94%

Commercial Banks-0.94%

Credicorp Ltd.	28,792	2,238,866

Metals & Mining-1.00%

Compania de Minas Buenaventura S.A., ADR	68,030	2,395,336

Total Peru
(Cost $2,864,081)		4,634,202
Venezuela-0.62%

Commercial Banks-0.62%

Mercantil Servicios Financieros, C.A., ADR
(Cost $1,240,868)	36,358	1,490,009
Global-0.12%

Venture Capital-0.12%

Emerging Markets Ventures I, L.P.#†‡
(Cost $860,564)	2,237,292*	290,647

TOTAL EQUITY OR EQUITY-LINKED SECURITIES
(Cost $133,059,747)		235,752,843

SHORT-TERM INVESTMENTS-0.53%

Chilean Mutual Fund-0.13%

Fondo Mutuo Security Plus (Cost $302,110)	90,069	310,495

Principal Amount (000's)

United Kingdom-0.40%
Citibank London, overnight deposit, 0.03%, 10/01/09
(Cost $956,000)	$956	956,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,258,110)		1,266,495
TOTAL INVESTMENTS-99.20%
(Cost $134,317,857)		237,019,338

Cash and Other Assets in Excess of Liabilities-0.80%		1,908,121

NET ASSETS-100.00%		$ 238,927,459

†	Non-income producing security.
††	SEC Rule 144A security. Such securities are traded only among “qualified institutional buyers.”
‡
Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#	As of September 30, 2009, the aggregate amount of open commitments for the Fund is $888,814.
*	Represents contributed capital.
ADR	American Depositary Receipts.
CPO	Ordinary Participation Certificates.
PN	Preferred Shares.
PNA	Preferred Shares, Class A.
PNB	Preferred Shares, Class B.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At September 30, 2009, the Fund held 0.26% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $1,702,058 and fair value of $626,612. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under a compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Acquisition Date(s)	Cost	Fair Value At 9/30/09	Percent of Net Assets	Distributions Received	Open Commitments
Emerging Markets	01/22/98-01/10/06	$ 860,564	$ 290,647	0.12	$ 2,451,066	$ 262,708
Ventures I L.P.
J.P. Morgan Latin America	04/10/00-03/20/09	841,494	335,965	0.14	2,428,541	626,106
Capital Partners, L.P.
Total		$ 1,702,058	$ 626,612	0.26	$ 4,879,607	$ 888,814

The Fund may incur certain costs in connection with the disposition of the above securities.

The Fund adopted ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Investments, at value	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of 09/30/2009
Air Freight & Logistics	$ 1,466,525	$ -	$ -	$ 1,466,525
Airlines	2,166,978	-	-	2,166,978
Beverages	10,724,911	-	-	10,724,911
Capital Markets	96,882	-	-	96,882
Chemicals	729,516	-	-	729,516
Chilean Mutual Fund	310,495	-	-	310,495
Commercial Banks	34,658,131	-	-	34,658,131
Diversified Financial Services	10,347,839	-	-	10,347,839
Diversified Telecommunication Services	6,191,697	-	-	6,191,697
Electric Utilities	8,153,383	-	-	8,153,383
Energy Equipment & Services	1,065,394	-	-	1,065,394
Food & Staples Retailing	3,518,911	-	-	3,518,911
Food Products	1,077,843	-	-	1,077,843
Health Care Providers & Services	1,597,682	-	-	1,597,682
Household Durables	1,368,985	-	-	1,368,985
Independent Power Producers & Energy Traders	3,956,592	-	-	3,956,592
Industrial Conglomerates	1,557,824	-	-	1,557,824
Insurance	4,350,790	-	-	4,350,790
Internet & Catalog Retail	1,677,144	-	-	1,677,144
IT Services	964,242	-	-	964,242
Machinery	765,967	-	-	765,967
Media	6,233,932	-	-	6,233,932
Metals & Mining	43,649,875	-	-	43,649,875
Multiline Retail	2,646,477	-	-	2,646,477
Oil, Gas & Consumable Fuels	40,742,181	-	-	40,742,181
Paper & Forest Products	1,052,755	-	-	1,052,755
Personal Products	1,058,729	-	-	1,058,729
Real Estate Management & Development	7,127,247	-	-	7,127,247
Retail	4,357,939	-	-	4,357,939
Road & Rail	1,820,209	-	-	1,820,209
Steel	2,146,682	-	-	2,146,682
Tobacco	4,574,265	-	-	4,574,265
Transportation Infrastructure	5,641,133	-	-	5,641,133
Venture Capital	-	-	626,612	626,612
Water Utilities	1,957,105	-	-	1,957,105
Wireless Telecommunication Services	15,680,466	-	-	15,680,466
Short-Term Investment	-	956,000	-	956,000
Total	$ 235,436,726	$ 956,000	$ 626,612	$ 237,019,338

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments, at value	Balance as of 12/31/2008	Accrued discounts/ premiums	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases (sales)	Net transfers in and/or out of Level 3	Balance as of 09/30/2009
Venture Capital	$723,702	$ -	$ -	$(114,400)	$17,310	$ -	$626,612
Total	$723,702	$ -	$ -	$(114,400)	$17,310	$ -	$626,612

Short-Term Investment - The Fund sweeps available cash into a short-term time deposit available through Brown Brothers Harriman & Co., the Fund’s custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

Federal Income Tax Cost - At September 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $134,317,857, $111,600,591, $(8,899,110) and $102,701,481, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2: Controls and Procedures

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Latin America Equity Fund, Inc.

By:          /s/ Christian Pittard
Christian Pittard,
President of
The Latin America Equity Fund, Inc.

Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:          /s/ Christian Pittard
Christian Pittard,
President of
The Latin America Equity Fund, Inc.

Date: November 25, 2009

By:          /s/ Andrea Melia
Andrea Melia,
Treasurer of
The Latin America Equity Fund, Inc.

Date: November 25, 2009